OPERATING EXPENSES - Schedule of cost of revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING EXPENSES
Cost of revenues	$ 13,018,053	$ 11,625,209	$ 27,092,577	$ 16,955,555	[1]	$ 9,602,058	[1]
Depreciation and amortization expense
OPERATING EXPENSES
Cost of revenues	4,283,624	4,495,893	8,456,349	5,203,696		2,411,051
Personnel expenses
OPERATING EXPENSES
Cost of revenues	4,035,574	2,960,103	7,702,964	5,188,288		3,422,051
Operating lease expense
OPERATING EXPENSES
Cost of revenues	1,866,242	1,241,347	3,390,748	886,151		298,218
Rental vehicle maintenance and repair expense
OPERATING EXPENSES
Cost of revenues	1,275,011	1,112,386	3,412,207	2,578,642		947,446
Data cost expense
OPERATING EXPENSES
Cost of revenues	638,195	613,084	1,388,243	698,599		277,097
Electricity expense
OPERATING EXPENSES
Cost of revenues	236,644	179,032	439,664	145,896		67,660
Disposal of assets expense
OPERATING EXPENSES
Cost of revenues	162,186		143,527	178,619		12,045
Fuel expenses
OPERATING EXPENSES
Cost of revenues	131,491	376,893	771,863	270,161		224,160
Commission expenses
OPERATING EXPENSES
Cost of revenues	107,703	135,485	327,227	259,271		206,419
Short-term lease expenses
OPERATING EXPENSES
Cost of revenues	58,232	209,043	154,905	553,431		862,087
Warehouse expense
OPERATING EXPENSES
Cost of revenues	53,454	45,947	109,796	62,478		35,040
Occupancy tax expense
OPERATING EXPENSES
Cost of revenues	34,359	69,080	111,153	554,253		637,240
Service vehicle maintenance expense
OPERATING EXPENSES
Cost of revenues	14,540	80,379	236,760	242,188		74,089
Travelling expense
OPERATING EXPENSES
Cost of revenues	3,425	11,873	23,098	19,637		30,317
Other
OPERATING EXPENSES
Cost of revenues	$ 117,573	$ 94,664	409,335	98,598		31,059
Invoicing expenses
OPERATING EXPENSES
Cost of revenues			$ 14,738	$ 15,647		$ 66,079

[1]	See restatement of financial statements in note 2.4 for further details.